PIMCO REALPATH Blend 2055 Fund Expense Example - PIMCO REALPATH Blend 2055 Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	95
Expense Example, with Redemption, 10 Years	216
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	609
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,281